Provisions for pensions and similar obligations (Details 12) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Provisions For Pensions And Similar Obligations
2023	R$ 2,490,444
2024	2,537,599
2025	2,582,067
2026	2,623,161
2027	2,660,393
2028 to 2032	13,668,829
Total	R$ 26,562,493